Derivative Financial Instruments (Effect of Derivative Instruments) (Details) (Foreign exchange contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI (Effective Portion)	$ (0.2)	$ (0.3)	$ (3.1)
Cost of products sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Reclassified from OCI (Effective Portion)	(1.9)	4.4	0.8
Other expense, net | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recognized in Income	$ 2.3	$ 0.9	$ (1.8)